INCOME TAX (Narrative) (Details) $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Tax rate applicable to company	23.00%	23.00%	23.00%	23.00%
Revenues		$ 359,023	$ 336,257	$ 319,978
Brazil [Member]
Income Taxes [Line Items]
Tax rate applicable to company	34.00%	34.00%
Revenues		$ 82,196	$ 83,452	$ 85,622
Mexico [Member]
Income Taxes [Line Items]
Tax rate applicable to company	30.00%	30.00%
Development Zone A [Member] | Preferred Company [Member]
Income Taxes [Line Items]
Tax rate applicable to company	9.00%	9.00%
Revised tax rate applicable to company	7.50%	7.50%
Development Zone A [Member] | Technological Preferred Enterprise [Member]
Income Taxes [Line Items]
Tax rate applicable to company	7.50%	7.50%
Other Than Development Zone A [Member] | One Israeli Subsidiary [Member]
Income Taxes [Line Items]
Tax rate applicable to company	16.00%	16.00%
Other Than Development Zone A [Member] | Preferred Company [Member]
Income Taxes [Line Items]
Tax rate applicable to company	16.00%	16.00%
Other Than Development Zone A [Member] | Technological Preferred Enterprise [Member]
Income Taxes [Line Items]
Tax rate applicable to company	12.00%	12.00%
Revenues | ₪	₪ 10
Other Than Development Zone A [Member] | Technological Preferred Enterprise [Member] | Two Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Tax rate applicable to company	12.00%	12.00%